Other Operating Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Other Operating Expense [Abstract]
Depreciation and amortization	$ 40,004	$ 40,259
Guarantee fee		217,725
Legal and professional expenses	1,276,271	1,520,930
Office related expenses	1,131,255	265,928
Travel and entertainment	218,618	283,405
Amortization of financing costs		461,945
Total	$ 2,666,148	$ 2,790,192